INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 8 – INTANGIBLE ASSETS

 Intellectual property included the following intangible assets acquired by the Company:

-
$6.7 million primarily related to AGI-134. In December 2023, the Company made a decision to terminate the development of AGI-134 and, accordingly, an impairment loss for the full amount of the related intellectual property was recorded in the 2023 financial statements.

-
$15.0 million associated with BL-8040 were recorded following an amendment to the in-licensing agreement with Biokine Therapeutics Ltd. (“Biokine”). This amendment reduced the payments owed by the Company on sublicense receipts (as defined in the license agreement) from 40% to 20%. This intellectual property is amortized proportionally with the revenues recognized from the licensing transaction with HST and Gloria in Asia (see Note 15), and with Ayrmid for the rest of the world (excluding solid tumors) (see Note 16). During the period of self-commercialization in the U.S. of motixafortide in 2024, this intellectual property was amortized in accordance with the lifespan of the patents in the U.S. In addition, as a result of an impairment review of its remaining rights to motixafortide in solid tumor indications in the fourth quarter of 2024, the Company recorded an impairment loss of $1.0 million. Sensitivity tests on impairment of the remaining rights to motixafortide in solid tumor indications were carried out as of December 31, 2025, by increasing the WACC by 0.5% and by decreasing the annual growth rate of new cases by 0.5%. Such changes, if realized, would not have a material effect on the carrying amount of the motixafortide intellectual property. As of December 31, 2025, the net book value of the intangible assets associated with BL-8040 amounted to $10.2 million.

-	$6.0 million associated with the acquisition of GLIX1, pursuant to the collaboration transaction and asset transfer agreement with Hemispherian AS (see Note 17).

As of December 31, 2025, the Company has concluded that the value of its intangible assets is higher than their carrying value.

Set forth below are the composition of intangible assets and the related accumulated depreciation, grouped by major classifications:

			Cost					Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Disposal	Balance at	Balance at	Additions	Deletions	Impairment	Balance at	Net book value
	beginning	during	during	during	end of	beginning	during	during	during	end of	December 31,
	of year	year	year	year	Year	of year	year	year	year	year	2024	2025
			in USD thousands					in USD thousands			in USD thousands
Composition in 2024
Intellectual property	21,342	-	-	3,323	18,019	6,799	-	-	1,010	7,809	10,210
Computer software	982	1	185	-	798	671	73	185	-	559	239
	22,324	1	185	3,323	18,817	7,470	73	185	1,010	8,368	10,449
Composition in 2025
Intellectual property	18,019	6,000	6,700	-	17,319	7,809	-	6,700	-	1,109	10,210	16,210
Computer software	798	2	4	-	796	559	82	3	-	638	239	158
	18,817	6,002	6,704	-	18,115	8,368	82	6,703	-	1,747	10,449	16,368